Shareholder's Equity - Schedule of changes in treasury shares (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) R$ / shares shares
Disclosure of classes of share capital [line items]
Balance at beginning of period | R$
Balance at end of period | R$	R$ 11,667
Bottom of range [member]
Disclosure of classes of share capital [line items]
Average price per share, outstanding at beginning of period	R$ 25.00
Average price per share, outstanding at end of period	25.00
Top of range [member]
Disclosure of classes of share capital [line items]
Average price per share, outstanding at beginning of period	49.71
Average price per share, outstanding at end of period	R$ 49.71
Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | R$
Average price per share, outstanding at beginning of period
Used | R$	R$ (52,849)
Used (in shares) | shares	(1,102,001)
Average price per share, issued	R$ 47.53
Share repurchase | R$	R$ (64,516)
Acquisition (in shares) | shares	1,418,702
Average price per share, purchased	R$ 45.48
Balance at end of period | R$	R$ 11,667
Total shares capital subscribed and paid-up (in shares) | shares	316,701
Average price per share, outstanding at end of period	R$ 38.04